STOCKHOLDERS' DEFICIT (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		21,124,057	5,291,381
Common stock, shares outstanding		21,124,057	5,291,381
Exercise price of warrants	$ 3.61
Warrant exercisable in to shares	1
Warrants outstanding, Beginning		13,067,494	77,494
ConnectM Before Business Combination
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	5,000,000		5,000,000
Common stock, shares issued	1,551,395		1,588,141
Common stock, shares outstanding	1,551,395		1,588,141
Warrants outstanding, Beginning	23,332		23,332
ConnectM Before Business Combination | Equity warrants
STOCKHOLDERS' DEFICIT
Fair Value of warrants	$ 82,261
Exercise price of warrants			$ 12
Warrant exercisable in to shares			1
Warrants outstanding, Beginning	23,332		23,332